Income tax - Reconciliation of tax expense and accounting loss (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of tax expense and accounting loss
Accounting profit			$ 23	$ (19)	$ (87)
Profit/(loss) before tax multiplied by the standard rate of Luxembourg corporation tax			6	(6)	(25)
Tax losses for which no deferred income tax asset was recognized				1	2
Remeasurement of deferred taxes			(79)	(6)	(6)
Adjustment in respect of prior years			(4)	(3)	(9)
Income subject to state and other local income taxes			17	10	12
Income taxed at rates other than standard tax rates			(19)	21	30
Non-deductible items			31	41	70
Other			8	(3)	(4)
Income tax (credit)/charge			$ (40)	$ 55	$ 70
Luxembourg
Reconciliation of tax expense and accounting loss
Standard tax rate			27.08%	29.22%	29.22%
United States
Reconciliation of tax expense and accounting loss
Standard tax rate			35.00%
France
Reconciliation of tax expense and accounting loss
Remeasurement of deferred taxes			$ (1)
Standard tax rate			28.00%
Exceptional items
Reconciliation of tax expense and accounting loss
Income tax (credit)/charge			$ (138)	$ (49)	$ (36)
Exceptional items | United States
Reconciliation of tax expense and accounting loss
Remeasurement of deferred taxes			$ (78)
Estimate | United States
Reconciliation of tax expense and accounting loss
Standard tax rate		21.00%
Estimate | France
Reconciliation of tax expense and accounting loss
Standard tax rate	25.00%